Fair Value Measurements, Available-For-Sale Securities And Restricted Funds (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements, Available-For-Sale Securities And Restricted Funds [Abstract]
Estimated Fair Values Of Financial Assets (Liabilities)

	Level 1	Level 2	Level 3	Totals

Available-for-sale securities, including those in restricted funds	$216,535	$30,275	$—	$246,810

Interest rate swap contract	$—	$(162,307)	$—	$(162,307)

Schedule Of Estimated Fair Values Of Interest Rate Swap Contract Liabilities

	December 31,
	2011	2010

Accrued expenses and other liabilities	$86,975	$—
Other long-term liabilities	75,332	215,473

Totals	$162,307	$215,473

Available-For-Sale Securities

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Values

As of December 31, 2011:
Debt securities and debt-based mutual funds
Government	$125,338	$1,164	$(25)	$126,477
Corporate	76,995	356	(708)	76,643
Equity securities and equity-based mutual funds
Domestic	26,220	2,354	(431)	28,143
International	15,446	304	(1,288)	14,462
Commodity-based fund	1,533	—	(448)	1,085

Totals	$245,532	$4,178	$(2,900)	$246,810

As of December 31, 2010:
Debt-based mutual funds
Government	$120,026	$326	$(308)	$120,044
Corporate	6,943	457	—	7,400
Equity-based mutual funds
Domestic	4,840	751	—	5,591
International	8,147	1,190	—	9,337

Totals	$139,956	$2,724	$(308)	$142,372

Schedule Of Contractual Maturities Of Debt Securities Excluding Debt-Based Mutual Fund Holdings

	Amortized Cost Basis	Estimated Fair Value
	(in thousands)
Within 1 year	$—	$—
After 1 year and through year 5	6,265	6,209
After 5 years and through year 10	9,036	9,044
After 10 years	14,762	15,022

Gross Realized Gains And Losses On Sales Of Available-For-Sale Securities

	Years Ended December 31,
	2011	2010	2009

Realized gains	$1,694	$4,708	$1,384
Realized losses	(1,176)	(380)	—
Investment income	6,962	7,132	2,832

Estimated Fair Values Of Restricted Funds

	December 31,
	2011	2010

Cash and cash equivalents	$—	$5,706
Available-for-sale securities	124,533	85,045

Totals	$124,533	$90,751

Supplemental Information Regarding Available-For-Sale Securities Included In Restricted Funds

	Years Ended December 31,
	2011	2010	2009

Proceeds from sales	$46,325	$17,577	$4,600
Purchases	86,057	18,981	$72,117